UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number   811-09140
                                               ----------------------

                       Phoenix Institutional Mutual Funds
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Matthew A. Swendiman                       John R. Flores, Esq.
 Counsel and Chief Legal Officer        Vice President, Litigation/Employment
         for Registrant                               Counsel
 Phoenix Life Insurance Company            Phoenix Life Insurance Company
       One American Row                           One American Row
      Hartford, CT 06102                         Hartford, CT 06102
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX INSTITUTIONAL BOND FUND


                 SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                  (UNAUDITED)


                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)              VALUE ($)
                                                       ----------    ------------      -------------------

U.S. GOVERNMENT SECURITIES--6.9%

U.S. TREASURY NOTES--6.9%
U.S. Treasury Note 2.375%, 8/31/06                         Aaa        $      730        $      727,291
U.S. Treasury Note 3.125%, 4/15/09                         Aaa             3,210             3,188,307
U.S. Treasury Note 4%, 6/15/09                             Aaa             4,000             4,116,564
U.S. Treasury Note 4.75%, 5/15/14                          Aaa               460               482,857
U.S. Treasury Note 4.25%, 8/15/14                          Aaa             1,700             1,717,797
U.S. Treasury Bond 5.375%, 2/15/31                         Aaa             1,200             1,285,500
----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,384,217)                                                               11,518,316
----------------------------------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--24.4%

Fannie Mae 5.50%, '17-'34                                  Aaa             9,972            10,140,813
Fannie Mae 5%, '18-'34                                     Aaa             9,532             9,533,659
Fannie Mae 4.50%, 9/1/18                                   Aaa             1,358             1,354,556
Fannie Mae 4.50%, 11/1/18                                  Aaa             1,469             1,468,455
Fannie Mae 6%, '29-'33                                     Aaa             6,058             6,278,715
Fannie Mae 7.50%, 10/1/30                                  Aaa                22                23,783
Fannie Mae 7%, 11/1/30                                     Aaa               164               173,933
Fannie Mae 6.50%, 10/1/31                                  Aaa               778               816,945
Fannie Mae 6.50%, 8/1/33                                   Aaa             1,418             1,488,056
Fannie Mae 4.50%, 9/1/33                                   Aaa               728               702,521
Freddie Mac 5.50%, 8/1/18                                  Aaa               342               353,574
Freddie Mac 5.50%, 8/1/18                                  Aaa               328               339,619
Freddie Mac 5.50%, 8/1/18                                  Aaa               721               746,096
Freddie Mac 4.50%, 10/1/18                                 Aaa             1,504             1,502,258
Freddie Mac 6.65%, 6/15/23                                 Aaa               591               597,366
GNMA 6.114%, 11/16/21                                      Aaa             1,250             1,340,297
GNMA 7%, 7/15/29                                           Aaa                93                99,560
GNMA 7%, 8/15/29                                           Aaa               218               232,652
GNMA 6.50%, '31-'32                                        Aaa             1,400             1,478,163
GNMA 5%, 9/15/33                                           Aaa             1,374             1,370,079
GNMA 5.50%, 10/15/34(j)                                    Aaa               680               691,475
----------------------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,279,319)                                                               40,732,575
----------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS--11.8%

ARIZONA--0.3%
Scottsdale Preservation Authority Excise
  Tax Revenue 5%, 7/1/13                                   Aaa               390               434,140



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

MUNICIPAL BONDS (continued)

CALIFORNIA--1.8%
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.50%, 10/1/19                                           Aaa        $    1,395        $    1,569,724
Fresno County Pension Obligation
  Revenue Taxable 6.21%, 8/15/06                           Aaa               510               539,871
Oakland Pension Obligation Revenue
  Taxable Series A 6.95%, 12/15/08                         Aaa                96               107,853
Oakland Pension Obligation Revenue
  Taxable Series A 6.98%, 12/15/09                         Aaa                49                55,612
San Luis Obispo County CA Pension
  Obligation A 4.20%, 9/1/14                               Aaa               740               704,731
                                                                                         -----------------
                                                                                             2,977,791
                                                                                         -----------------

COLORADO--0.3%
Denver City and County School District
  No. 1 Taxable 6.76%, 12/15/07                            Aaa               400               440,460

CONNECTICUT--1.5%
Mashantucket Western Pequot Tribe
  Revenue Special Taxable Series A
  144A 6.57%, 9/1/13(b)                                    Aaa               715               795,781
Mashantucket Western Pequot Tribe
  Special Revenue Taxable Series A
  6.91%, 9/1/12                                            Aaa             1,500             1,685,535
                                                                                         -----------------
                                                                                             2,481,316
                                                                                         -----------------

FLORIDA--1.7%
Florida State Board of Education
  General Obligation Series B 5.375%,
  1/1/11                                                   Aa                680               766,673
Tampa Solid Waste System Revenue
  Taxable Series A 4.35%, 10/1/08                          Aaa               930               992,012
University of Miami Exchangeable
  Revenue Taxable Series A 7.40%,
  4/1/11(h)                                                Aaa               210               224,622
University of Miami Exchangeable
  Revenue Taxable Series A 7.65%,
  4/1/20                                                   Aaa               825               887,032
                                                                                         -----------------
                                                                                             2,870,339
                                                                                         -----------------


PHOENIX INSTITUTIONAL BOND FUND


                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

MUNICIPAL BONDS (continued)

GEORGIA--0.6%
Fulton County Development Authority
  Revenue Georgia Tech Facilities
  Funding Series A 5%, 11/1/31                             Aa         $      985        $    1,003,636

ILLINOIS--0.7%
Chicago General Obligation Taxable
  Series D 4.34%, 1/1/10                                   Aaa               500               503,935
Kane, Cook & Du Page Counties School
  District No. 46 General Obligation
  Taxable Series D 5%, 1/1/10                              Aaa               400               411,472
Metropolitan Pier & Exposition Authority
  McCormick Place Expansion Revenue
  Series A 5%, 12/15/28                                    Aaa               340               347,249
                                                                                         -----------------
                                                                                             1,262,656
                                                                                         -----------------

MASSACHUSETTS--0.6%
Massachusetts State General Obligation
  Series C 5.50%, 11/1/13                                  Aaa               910             1,050,795

MICHIGAN--0.2%
Detroit General Obligation Taxable 4.97%,
  5/1/13                                                   Aaa               300               304,380

NEW JERSEY--0.1%
NJ Sports & Exposition Authority State
  Contract Revenue Taxable Series A 6.75%,
  3/1/11                                                   Aaa               150               169,215

NEW YORK--1.1%
Metropolitian Transportation Authority
  Service Contract Revenue Series A 5%,
  7/1/30                                                   Aaa             1,510             1,539,068
University of Rochester Revenue Taxable
  5.40%, 7/1/18                                            Aaa               380               390,750
                                                                                         -----------------
                                                                                             1,929,818
                                                                                         -----------------

OREGON--1.0%
Oregon State Local Governments Pension
  Obligation Taxable 5.871%, 6/1/17                        Aaa             1,500             1,616,940

PENNSYLVANIA--0.6%
Philadelphia Authority For Industrial
  Development Pension Funding Revenue
  Taxable Series A 5.79%, 4/15/09                          Aaa               250               268,682



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

MUNICIPAL BONDS (continued)

PENNSYLVANIA (CONTINUED)
Pittsburgh Pension General Obligation
  Taxable Series B 6.35%, 3/1/13                           Aaa        $      600        $      661,056
                                                                                         -----------------
                                                                                               929,738
                                                                                         -----------------

SOUTH DAKOTA--0.2%
South Dakota Educational Enhancement
  Funding Corp. Revenue Taxable
  Series A 6.72%, 6/1/25                                   Baa               325               304,899

TEXAS--0.3%
Frisco Independent School District
  General Obligation 5.125%, 8/15/30                       Aaa               560               571,805

WASHINGTON--0.4%
Washington State General Obligation
  Series C 5.50%, 7/1/13                                   Aaa               660               757,779

WISCONSIN--0.4%
Wisconsin State General Obligation
  Series 1 5.50%, 11/1/13                                  Aaa               575               662,998
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $19,126,754)                                                               19,768,705
----------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.7%

Carmax Auto Owner Trust 04-2, D
  3.67%, 11/15/10(k)                                       Aaa               750               749,903
Chase Manhattan Auto Owner Trust 03-C,
  A4 2.94%, 6/15/10                                        Aaa               625               621,069
CNH Equipment Trust 04-A, A3B 2.94%,
  10/15/08                                                 Aaa             1,000               997,461
Green Tree Financial Corp. 97-4, M1
  7.22%, 2/15/29                                           B               1,250               873,437
Litigation Settlement Monetized Fee
  Trust 02-5A, A 144A 6%, 10/25/32(b)                      Baa             1,246             1,183,381
Onyx Acceptance Grantor Trust 04-A,
  A4 2.94%, 12/15/10                                       Aaa               375               371,415
SLM Student Loan Trust 03-4, A5D 144A
  4.02%, 3/15/33(b)                                        Aaa             1,485             1,473,075
Wachovia Auto Owner Trust 3.44%,
  3/20/11                                                  Aaa             1,640             1,636,684
----------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,001,876)                                                                 7,906,425
----------------------------------------------------------------------------------------------------------


PHOENIX INSTITUTIONAL BOND FUND


                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS--20.9%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp. 6.125%,
  1/15/14                                                  Ba         $      240        $      241,200
Raytheon Co. 4.85%, 1/15/11                                Baa               315               323,370
                                                                                         -----------------
                                                                                               564,570
                                                                                         -----------------

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
  7/15/07                                                  Ba                325               359,937

AIRLINES--0.2%
American Airlines, Inc. 6.977%, 5/23/21                    Ba                437               384,845

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13                                          A                 300               325,503
General Motors Corp. 7.125%, 7/15/13                       Baa               155               161,802
                                                                                         -----------------
                                                                                               487,305
                                                                                         -----------------

BREWERS--0.4%
Coors Brewing Co. 6.375%, 5/15/12                          Baa               290               319,905
Miller Brewing Co. 144A 5.50%, 8/15/13(b)                  Baa               310               323,220
                                                                                         -----------------
                                                                                               643,125
                                                                                         -----------------

BROADCASTING & CABLE TV--1.4%
Clear Channel Communications, Inc.
  5.75%, 1/15/13                                           Baa               310               318,407
Comcast Cable Communications, Inc.
  6.75%, 1/30/11                                           Baa               425               471,412
Comcast Corp. 5.85%, 1/15/10                               Baa               425               452,311
Cox Communications, Inc. 7.75%,
  11/1/10                                                  Baa               285               317,621
Echostar DBS Corp. 6.375%, 10/1/11                         Ba                405               412,088
PanAmSat Corp. 6.375%, 1/15/08                             B                 245               249,900
PanAmSat Corp. 144A 9%, 8/15/14(b)                         B                 175               182,875
                                                                                         -----------------
                                                                                             2,404,614
                                                                                         -----------------

CASINOS & GAMING--1.1%
Argosy Gaming Co. 7%, 1/15/14                              B                 170               176,163
Caesars Entertainment, Inc. 8.125%,
  5/15/11                                                  Ba                165               191,400
GTECH Holdings Corp. 4.75%, 10/15/10                       Baa               230               231,829
Harrah's Operating Co., Inc. 7.50%,
  1/15/09                                                  Baa               690               771,944
Mohegan Tribal Gaming Authority
  6.375%, 7/15/09                                          Ba                320               333,600



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS (continued)

CASINOS & GAMING (CONTINUED)
Station Casinos, Inc. 6.50%, 2/1/14                        B          $      110               112,475
                                                                                         -----------------
                                                                                             1,817,411
                                                                                         -----------------

COMMODITY CHEMICALS--0.2%
Equistar Chemicals LP/Equistar Funding
  Corp. 10.625%, 5/1/11                                    B                 140               160,300
Lyondell Chemical Co. 9.50%, 12/15/08                      B                 155               169,919
                                                                                         -----------------
                                                                                               330,219
                                                                                         -----------------

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10                            Baa               280               327,664

CONSUMER FINANCE--2.1%
Capital One Bank 6.50%, 6/13/13                            Baa               285               311,655
Ford Motor Credit Co. 7.25%, 10/25/11(e)                   A                 705               762,907
Ford Motor Credit Co. 7%, 10/1/13                          A                 435               459,920
General Electric Capital Corp. 6%,
  6/15/12                                                  Aaa               695               763,561
General Motors Acceptance Corp.
  6.875%, 9/15/11                                          A                 685               718,581
Household Finance Corp. 6.75%, 5/15/11                     A                 350               393,945
Household Finance Corp. 6.375%,
  11/27/12                                                 A                 145               160,666
                                                                                         -----------------
                                                                                             3,571,235
                                                                                         -----------------

DIVERSIFIED COMMERCIAL SERVICES--0.6%
Cendant Corp. 6.25%, 3/15/10                               Baa               290               315,345
International Lease Finance Corp.
  4.375%, 11/1/09                                          A                 700               705,685
                                                                                         -----------------
                                                                                             1,021,030
                                                                                         -----------------

DIVERSIFIED METALS & MINING--0.2%
Phelps Dodge Corp. 8.75%, 6/1/11                           Baa               245               298,305

ELECTRIC UTILITIES--0.9%
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                                  Baa               400               441,410
PPL Capital Funding Trust I Series A
  4.33%, 3/1/09                                            Baa               500               494,064
Public Service Co. of New Mexico
  4.40%, 9/15/08                                           Baa               200               202,824
Public Service Co. of Colorado
  Series 15 5.50%, 4/1/14                                  A                 315               332,655
                                                                                         -----------------
                                                                                             1,470,953
                                                                                         -----------------


PHOENIX INSTITUTIONAL BOND FUND


                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS (continued)

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10                        Baa        $      430        $      450,388

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America Series B
  9.25%, 9/1/12                                            Ba                150               167,625

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. 6.75%, 3/15/12                            Baa               145               162,601

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 8.125%,
  9/1/08                                                   Ba                100               111,500

HEALTH CARE FACILITIES--0.4%
Genesis Healthcare Corp. 8%, 10/15/13                      B                 170               186,150
HCA, Inc. 6.30%, 10/1/12                                   Ba                170               176,526
Manor Care, Inc. 8%, 3/1/08                                Baa               250               282,748
                                                                                         -----------------
                                                                                               645,424
                                                                                         -----------------

HOMEBUILDING--0.4%
Horton (D.R.), Inc. 5%, 1/15/09                            Ba                190               194,275
Hovnanian Enterprises, Inc. 7.75%,
  5/15/13                                                  Ba                215               232,737
WCI Communities, Inc. 9.125%, 5/1/12                       Ba                230               257,600
                                                                                         -----------------
                                                                                               684,612
                                                                                         -----------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises Ltd. 8.75%,
  2/2/11                                                   Ba                200               234,500

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
AT&T Wireless Services, Inc. 8.125%,
  5/1/12                                                   Baa               495               598,122
Qwest Corp. 144A 9.125%, 3/15/12(b)                        Ba                230               254,150
Sprint Capital Corp. 8.375%, 3/15/12                       Baa               650               787,238
Verizon Global Funding Corp. 4.375%,
  6/1/13                                                   A                 615               592,032
                                                                                         -----------------
                                                                                             2,231,542
                                                                                         -----------------

INVESTMENT BANKING & BROKERAGE--1.2%
Bear Stearns Cos., Inc. (The) 3.25%,
  3/25/09                                                  A                 330               320,528
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14                                          Aa                615               621,682
Goldman Sachs Group, Inc. 4.75%,
  7/15/13(e)                                               Aa                720               706,417



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE (CONTINUED)
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14(e)           A          $      425        $      419,173
                                                                                         -----------------
                                                                                             2,067,800
                                                                                         -----------------

IT CONSULTING & OTHER SERVICES--0.1%
Unisys Corp. 6.875%, 3/15/10                               Ba                190               199,025

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                       AA(c)             320               317,130

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc. 8.125%, 2/15/12                 Ba                175               195,125

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                           Baa               330               368,173

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Dominion Resources, Inc. 7.195%, 9/15/14                   Baa               240               273,816
Reliant Energy, Inc. 9.25%, 7/15/10                        B                 170               183,388
                                                                                         -----------------
                                                                                               457,204
                                                                                         -----------------

OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.875%, 8/15/11                                Ba                375               393,750

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 144A 2.41%, 1/26/07(b)(h)                  Baa               335               335,166

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Forest Oil Corp. 8%, 12/15/11                              Ba                170               191,675

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.8%
Pacific Energy Partners LP/Pacific
  Energy Finance Corp. 144A 7.125%,
  6/15/14(b)                                               Ba                340               369,750
Tesoro Petroleum Corp. 8%, 4/15/08                         Ba                190               206,150
Valero Energy Corp. 3.50%, 4/1/09                          Baa               330               321,296
Williams Cos., Inc. 8.125%, 3/15/12                        B                 360               416,700
                                                                                         -----------------
                                                                                             1,313,896
                                                                                         -----------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
American Honda Finance Corp. 144A 4.50%,
  5/26/09(b)                                               A                 825               844,407
Principal Life Income Funding Trust
  3.20%, 4/1/09                                            Aa                445               434,163


PHOENIX INSTITUTIONAL BOND FUND



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS (continued)

OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
TIAA Global Markets 144A 2.75%,
  1/13/06(b)                                               Aaa        $    1,035        $    1,033,840
TIAA Global Markets 144A 4.125%,
  11/15/07(b)                                              Aaa               415               424,451
                                                                                         -----------------
                                                                                             2,736,861
                                                                                         -----------------

PACKAGED FOODS & MEATS--0.6%
ConAgra Foods, Inc. 6.75%, 9/15/11                         Baa               285               320,663
Del Monte Corp. 8.625%, 12/15/12                           B                 355               396,712
General Mills, Inc. 6%, 2/15/12                            Baa               295               317,751
                                                                                         -----------------
                                                                                             1,035,126
                                                                                         -----------------

PAPER PACKAGING--0.1%
Jefferson Smurfit Corp. 8.25%, 10/1/12                     B                 150               166,125

PAPER PRODUCTS--0.2%
Georgia-Pacific Corp. 7.375%, 7/15/08                      Ba                220               240,900

PROPERTY & CASUALTY INSURANCE--0.3%
HSB Capital I Series B 2.51%, 7/15/27                      AA(c)             550               546,301

PUBLISHING & PRINTING--0.2%
Dex Media West LLC/Dex Media West
  Finance Co. Series B 9.875%, 8/15/13                     B                 220               259,600

RAILROADS--0.2%
CSX Corp. 5.30%, 2/15/14                                   Baa               350               353,319

REGIONAL BANKS--0.6%
BB&T Corp. 5.20%, 12/23/15                                 A                 590               599,298
PNC Funding Corp. 5.25%, 11/15/15                          A                 350               355,282
Popular North America, Inc. 3.875%, 10/1/08                A                  95                94,946
                                                                                         -----------------
                                                                                             1,049,526
                                                                                         -----------------

REITS--0.7%
Health Care REIT, Inc. 6%, 11/15/13                        Baa               280               287,386
HRPT Properties Trust 5.75%, 2/15/14                       Baa               635               641,501
iStar Financial, Inc. Series B 5.70%, 3/1/14               Ba                245               246,758
                                                                                         -----------------
                                                                                             1,175,645
                                                                                         -----------------

RESTAURANTS--0.3%
Yum! Brands, Inc. 7.70%, 7/1/12                            Baa               340               404,035



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

DOMESTIC CORPORATE BONDS (continued)

SPECIALIZED FINANCE--0.3%
CIT Group Holdings, Inc. 5.125%,
  9/30/14                                                  A          $      425        $      424,493

SPECIALTY CHEMICALS--0.2%
Huntsman Advanced Materials LLC 144A
  11%, 7/15/10(b)                                          B                 235               273,775

SPECIALTY STORES--0.6%
AutoNation, Inc. 9%, 8/1/08                                Ba                160               184,800
AutoZone, Inc. 5.50%, 11/15/15                             Baa               330               316,219
Office Depot, Inc. 6.25%, 8/15/13                          Baa               355               380,129
Toys "R" Us, Inc. 7.875%, 4/15/13                          Ba                155               155,388
                                                                                         -----------------
                                                                                             1,036,536
                                                                                         -----------------

THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%, 4/1/14                     Baa               400               382,364

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
  7.75%, 11/15/13                                          B                 155               146,088

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. 6.875%,
  10/31/13                                                 Ba                420               438,900
----------------------------------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $33,555,617)                                                               34,877,943
----------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.8%

Ameriquest Finance Net Interest Margin
  Trust 04-RN4, A 144A 4.60%,
  7/25/34(b)                                               BBB+(c)           862               860,909
Amortizing Residential Collateral Net
  Interest Margin Trust 02-9A, A 144A
  7.75%, 12/27/32(b)                                       Baa                78                77,762
Bear Stearns Structured Products Inc.
  04-5, A P.O. 144A 0%, 2/25/34(b)                         Baa               714               651,638
Bear Stearns Structured Products, Inc.
  03-2, A P.O. 144A 0%, 6/25/29(b)                         Baa               383               360,604
Bear Stearns Structured Products, Inc.
  04-6, C P.O. 0%, 2/25/34                                 Baa             1,151             1,066,514
Bear Stearns Structured Products, Inc.
  04-QA,1N 144A 5.50%, 4/27/34(b)                          Baa               407               404,491
Commercial Mortgage Lease-Backed
  Certificates 01-CMLB, C 144A 7.887%,
  6/20/31(b)(h)                                            A               1,170             1,340,290


PHOENIX INSTITUTIONAL BOND FUND



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Commercial Resecuritization Trust
  01-ABC2, A1 144A 7.17%, 2/21/13(b)                       Aaa        $      760        $      823,294
Countrywide Asset-Backed Certificates
  04-5N, N1 144A 5.50%, 10/25/35(b)                        BBB(c)            516               516,197
CS First Boston Mortgage Securities
  Corp.  04-1, 1A1 5.75%, 2/25/34                          Aaa               901               924,763
Deutsche Mortgage Securities, Inc.
  04-1, 3A3 3.69%, 12/25/33                                Aaa             1,395             1,365,356
First Horizon Mortgage Pass-Through
  Trust  03-2, 1A12 5.75%, 4/25/33                         AAA(c)          1,470             1,507,439
GE Capital Commercial Mortgage Corp.
  04-C3, A4 5.189%, 7/10/39                                Aaa             1,810             1,865,929
GMAC Mortgage Corp. Loan Trust 02-J6,
  A17 6.25%, 10/25/32                                      Aaa             1,330             1,348,864
Greenwich Capital Commercial Funding
  Corp. 03-FL1, M 144A 3.227%,
  7/5/18(b)(h)                                             BBB-(c)           630               608,811
Greenwich Capital Commercial Funding
  Corp. 04-GG1, A7 5.317%, 6/10/36                         Aaa               800               834,000
Home Equity Asset Trust 03-8N, A 144A
  5%, 5/27/34(b)                                           A-(c)             308               307,364
J.P. Morgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%,
  3/15/33                                                  AAA(c)          1,700             1,880,267
LB-UBS Commercial Mortgage Trust
  04-C4, A2 4.567%, 6/15/29                                Aaa             1,525             1,567,516
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  10/15/32                                                 Aaa             1,670             1,900,042
Lehman Brothers Floating Rate
  Commercial Mortgage Trust 02-LLFA,
  L 144A 3%, 6/14/17(b)(h)                                 BB+(c)            700               683,904
Merrill Lynch Mortgage Trust 04-Key2,
  A4 4.864%, 8/12/39                                       Aaa             1,665             1,670,528
Nationslink Funding Corp. 99-2, A2C
  7.229%, 6/20/31                                          AAA(c)          1,250             1,396,301
PNC Mortgage Acceptance Corp. 00-C2,
  A2 7.30%, 10/12/33                                       Aaa             1,845             2,121,451
Sail Net Interest Margin Note 04-8A
  144A 5%, 9/27/34(b)                                      A-(c)             385               385,517
Sharp SP I LLC Net Interest Margin
  Trust 03-0P1N, NA 144A 4.45%,
  12/25/33(b)                                              BBB(c)            413               413,455



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Sharp SP I LLC Net Interest Margin Trust
  04-1N, 7.50%, 12/25/33                                   BBB+(c)    $      406        $      406,489
Sharp SP I LLC Net Interest Margin Trust
  04-3N 144A 7.25%, 5/25/34(b)                             Baa               646               645,501
Starwood Commercial Mortgage Trust
  99-C1A, A1 144A 6.60%, 2/3/14(b)                         Aaa             1,091             1,166,881
Structured Asset Securities Corp. 03-AI1,
  A 144A 3.357%, 4/25/31(b)                                Aaa               972               917,070
Structured Asset Securities Corp. Net
  Interest Margin Trust  03-18, XS, A
  144A 7.50%, 5/28/33(b)                                   A                 508               506,739
Structured Asset Securities Corp. Net
  Interest Margin Trust 03-36, XS 144A
  7.50%, 11/25/33(b)                                       A                 353               351,894
Structured Asset Securities Corp. Net
  Interest Margin Trust 03-BC, 1A 144A
  9%, 5/27/33(b)                                           BBB-(c)           121               121,157
Structured Asset Securities Corp. Net
  Interest Margin Trust 04-4XS, A 144A
  6%, 2/28/34(b)                                           A+                587               586,743
Wachovia Bank Commercial Mortgage Trust
  04-C12, A4 5.412%, 8/15/41                               AAA(c)          1,520             1,585,753
----------------------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,401,716)                                                               33,171,433
----------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.5%

BRAZIL--0.1%
Federative Republic of Brazil 7.336%,
  6/29/09(h)                                               B                  80                87,620

CHILE--0.3%
Republic of Chile 2.062%, 1/28/08(h)                       Baa               470               471,175

MEXICO--0.8%
United Mexican States 8.375%, 1/14/11                      Baa             1,135             1,330,787

PANAMA--0.9%
Republic of Panama 8.25%, 4/22/08                          Ba                460               508,300
Republic of Panama 9.375%, 1/16/23                         Ba                875               958,125
                                                                                         -----------------
                                                                                             1,466,425
                                                                                         -----------------

PHILIPPINES--0.2%
Republic of Philippines 8.25%, 1/15/14                     Ba                410               404,875

SOUTH AFRICA--0.2%
Republic of South Africa 6.50%, 6/2/14                     Baa               380               405,650


PHOENIX INSTITUTIONAL BOND FUND



----------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,078,069)                                                                 4,166,532
----------------------------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--6.0%

AUSTRALIA--0.2%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%, 4/15/16(b)                     Aaa        $      395        $      408,708

BERMUDA--0.4%
Oil Insurance Ltd. 144A 5.15%,
  8/15/33(b)(h)                                            A                 725               737,123

BRAZIL--0.5%
Petrobras International Finance Co.
  9.75%, 7/6/11                                            Baa               155               180,575
Petrobras International Finance Co.
  9.125%, 7/2/13                                           Ba                670               735,325
                                                                                         -----------------
                                                                                               915,900
                                                                                         -----------------

CANADA--0.6%
Bombardier, Inc. 144A 6.30%, 5/1/14(b)                     Baa               180               155,455
CHC Helicopter Corp. 7.375%, 5/1/14                        B                 155               162,362
Inco Ltd. 5.70%, 10/15/15                                  Baa               280               289,258
Thomson Corp. (The) 5.25%, 8/15/13                         A                 415               428,658
                                                                                         -----------------
                                                                                             1,035,733
                                                                                         -----------------

FRANCE--0.4%
France Telecom 8.50%, 3/1/11                               Baa               570               682,335

GERMANY--0.2%
Deutsche Telekom International Finance
  BV 8.50%, 6/15/10                                        Baa               250               299,647

HONG KONG--0.4%
Hutchison Whampoa International Ltd.
  144A 6.25%, 1/24/14(b)                                   A                 620               636,236

IRELAND--0.3%
JSG Funding plc 9.625%, 10/1/12                            B                 380               431,300

JAPAN--0.2%
Mizuho Finance Group Cayman Ltd. 144A
  5.79%, 4/15/14(b)                                        Baa               400               412,692

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A
  8.50%, 4/16/13(b)                                        Baa               750               765,000

LUXEMBOURG--0.2%
Lighthouse International Co. SA 144A
  8%, 4/30/14(b)                                           B                 250(f)            304,291



                                                         MOODY'S       PAR VALUE
                                                         RATING          (000)                VALUE
                                                       ----------    ------------      -------------------

FOREIGN CORPORATE BONDS (continued)

MEXICO--0.4%
Pemex Finance Ltd. 9.03%, 2/15/11                          Baa        $      595        $      694,532

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%,
  9/17/15                                                  A                 370               384,494

NORWAY--0.4%
Norske Skogindustrier ASA 144A
  6.125%, 10/15/15(b)                                      Baa               640               653,150

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co.,
  Ltd. 144A 3.437%, 9/15/09(b)                             Baa               366               362,721
SOUTH KOREA--0.1%
Korea Development Bank 5.75%, 9/10/13                      A                 105               110,698

UNITED STATES--0.8%
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                               BBB(c)            972               947,984
Tyco International Group SA 6%,
  11/15/13                                                 Baa               295               318,375
                                                                                         -----------------
                                                                                             1,266,359
----------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,776,537)                                                                10,100,919
----------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(d)(i)                                                 1,955                 3,910
----------------------------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                                                        3,910
----------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $158,682,640)                                                             162,246,758
----------------------------------------------------------------------------------------------------------

                                                       STANDARD &
                                                         POOR'S       PAR VALUE
                                                         RATING         (000)                 VALUE
                                                       ----------    ------------      -------------------


SHORT-TERM OBLIGATIONS--2.5%

COMMERCIAL PAPER--2.5%
UBS Finance Delaware LLC 1.88%,
  10/1/04                                                  A-1+            2,435             2,435,000
Verizon Network Funding Corp.
  1.74%, 10/6/04                                           A-1             1,805             1,804,564


PHOENIX INSTITUTIONAL BOND FUND



----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,239,564)                                                                 4,239,564
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%                                                                   166,486,322(a)
(IDENTIFIED COST $162,922,204)
Other assets and liabilities, net--0.5%                                                        808,316
                                                                                         -----------------
NET ASSETS--100.0%                                                                      $  167,294,638
                                                                                         =================





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,294,810,and gross depreciation of $679,689 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $162,871,201
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $24,079,527 or 14.4 % of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Non-income producing.
(e) All or a portion segregated as collateral for a when-issued security and a delayed delivery transaction.
(f) Par value represents Euro.
(g) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1E "Foreign security country determination" in the Notes to Schedule of Investments.
(h) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(i) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2004, this security amounted to a value of $3,910 or 0% of net assets.
(j) This security has a delayed delivery settlement date.
(k) This is a when-issued security.

                      See Notes to Schedule of Investments

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased.

E. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Institutional Mutual Funds
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         ---------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date       November 29, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         ---------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date       November 29, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ---------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date       November 29, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.